Company information	12 Months Ended
Dec. 31, 2025
Disclosure Of Information Related To The Company [Abstract]
Company information
Note 1. Company information

Company Information
Nanobiotix, a société anonyme registered with the Paris registry of trade and companies under number 447 521 600 and having its registered office at 60 rue de Wattignies, 75012, Paris (“Nanobiotix” or the “Company” and, with its subsidiaries, the “Group”), is a late-stage clinical biotechnology company pioneering disruptive, nanophysics-based therapeutic approaches to the treatment of cancer and other major diseases with the express intent of favorably impacting the lives of millions of patients.
Incorporated in 2003, Nanobiotix is headquartered in Paris, France. The Company also has subsidiaries in Cambridge, Massachusetts (United States) and Germany. The Group has been listed on Euronext: Paris under the ticker symbol “NANO” since 2012 (ISIN: FR0011341205, Bloomberg Code: NANO:FP) and on the Nasdaq Global Select Market in the United States under the ticker symbol “NBTX” since December 2020.
The Group is the owner of more than 30 patent families associated with three nanotechnology platforms: 1) Nanoradioenhancer platform, designed to increase the tumor-killing effect of radiotherapy without increasing the dose in surrounding healthy tissues; 2) Nanoprimer platform, designed to unleash the potential of innovative systemic therapeutic classes by enabling effective extrahepatic delivery; and 3) Neurological disease platform, designed to overcome the symptoms of debilitating neurological conditions by re-wiring the brain.
The Company’s efforts are concentrated on advancing JNJ-1900 (NBTXR3), the first product candidate of the Nanoradioenhancer platform.

Significant events of the period
Amendment to the Janssen agreement
An amendment of the Janssen Agreement has been signed as of March 17, 2025 with Janssen; this amendment of the global licensing agreement partially removes the Company’s funding obligation for NANORAY-312 and releases Janssen from select future milestone payments, while facilitating the Company’s path to sustainable cash flow through significant potential milestone payments over the next few years.
Total expected payments under the agreement related to the Janssen Agreement is adjusted from approximately $2.7 billion to approximately $2.6 billion:
•Revisions to potential future milestone payments in the amendment total $105 million while maintaining eligibility to hundreds of millions of potential milestone payments in the next 2-3 years related to the first two programs (cisplatin-ineligible head and neck cancer and stage 3 unresectable lung cancer),
•Beyond the hundreds of millions of potential milestone payments in the next 2-3 years for the first two programs to the extent JNJ-1900 (NBTXR3) will hit the related milestone events, the remainder of the $2.6 billion is related to medium-to-long-term potential development, regulatory, and sales milestones for the first two programs and potential payments for new indications that may be developed by Janssen, and
•There are no changes to the potential $220 million per new indication that may be developed by the Company, and potential royalties expected from commercial sales of JNJ-1900 (NBTXR3) remain in the low 10s to low 20s. Potential payments for new indications that may be developed by the Company are in addition to the $2.6 billion deal value, next to potential related royalties.
The amendment provides that Janssen will assume almost full financial responsibility for NANORAY-312, the ongoing pivotal Phase 3 trial through completion, less a small portion of costs that will remain covered by the Company, allowing the Company to strengthen its financial position.

For further details, See Note 4.1 and Note 16 - Revenues and other Income.

Royalty Financing Agreement with HCRx

On October 30, 2025, the Company entered into a royalty financing agreement with HCR NANO SPV, LLC (“HCRx”), as the subscriber representative for certain affiliated entities. The arrangement consists of a royalty bond support agreement and a subscription agreement for the issuance of US dollar-denominated royalty financing bonds (the ‘Royalty Financing Bonds’).
Under the Royalty Financing Agreement, the Company may issue Royalty Financing Bonds with an aggregate nominal amount of $2.5 million. which may be subscribed for an aggregate consideration of up to $71 million. The difference between the subscription price and the nominal amount represents an economic premium paid by the subscribers in exchange for potential, future payments linked to receivables from the Janssen Agreement. The initial subscription was made by affiliates of HCRx.
For further details, See Note 4.6 - Royalty Financing Agreement and Note 13 - Financial Liabilities.

EIB Finance contract and royalty agreement amended in October and November 2025
Throughout October and November 2025, the Company signed new agreements in relation to the Financing Agreement with the EIB and a Royalty Financing agreement. The Royalty Financing agreement signed by the Company with HCRx in October 2025 required the approval of the EIB and resulted in a set of agreements, including an amendment to the Financing Agreement with the EIB.
For further details, See Note 4.4. Financing Agreement with the European Investment Bank (“EIB”)